Leases - Schedule of Amounts Recognized in Statement of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognized in Statement of Cash Flows [Abstract]
Total cash outflow for leases	€ 752	€ 1,291	€ 456